Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Annual Return 2023	6.25%
Annual Return 2024	1.37%